Stock-Based Compensation (Details) - Schedule of summarizing employee and non-employee stock option activity - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2023		Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Stock-Based Compensation (Details) - Schedule of summarizing employee and non-employee stock option activity [Line Items]
Number of Options, Beginning Balance (in Shares)		817,750		270,000	817,750		270,000	817,750
Weighted Average Exercise Price, Beginning Balance				$ 2	$ 2
Aggregate Intrinsic Value, Beginning Balance (in Dollars)
Number of Options, Granted (in Shares)				34,750	308,250		304,750	817,750
Weighted Average Exercise Price, Granted				$ 2	$ 2.41		$ 2
Number of Options, Exercised (in Shares)
Weighted Average Exercise Price, Exercised
Number of Options, Expired/cancelled (in Shares)					(120,000)
Weighted Average Exercise Price, Expired/cancelled					$ 2			$ 2
Number of Options, Ending balance (in Shares)		1,006,000		304,750	1,006,000		304,750
Weighted Average Exercise Price, Ending balance		$ 2.16		$ 2	$ 2.16		$ 2	$ 2
Aggregate Intrinsic Value, Ending balance (in Dollars)		$ 1,449,850	[1],[2]		$ 1,449,850	[1],[2]
Number of Options, Exercisable (in Shares)		307,375		47,500	307,375		47,500	83,250
Weighted Average Exercise Price, Exercisable		$ 2.02		$ 2	$ 2.02		$ 2
Aggregate Intrinsic Value, Exercisable (in Dollars)		$ 486,613	[1],[2]		$ 486,613	[1],[2]
Non - employee [Member]
Stock-Based Compensation (Details) - Schedule of summarizing employee and non-employee stock option activity [Line Items]
Number of Options, Beginning Balance (in Shares)		858,750			858,750
Weighted Average Exercise Price, Beginning Balance		$ 2.01
Aggregate Intrinsic Value, Beginning Balance (in Dollars)	[1],[2]	$ 846,250
Number of Options, Granted (in Shares)		147,250
Weighted Average Exercise Price, Granted		$ 3
Number of Options, Exercised (in Shares)
Weighted Average Exercise Price, Exercised
Number of Options, Expired/cancelled (in Shares)
Weighted Average Exercise Price, Expired/cancelled
Number of Options, Ending balance (in Shares)		1,006,000			1,006,000
Weighted Average Exercise Price, Ending balance		$ 2.16			$ 2.16
Aggregate Intrinsic Value, Ending balance (in Dollars)	[1],[2]	$ 1,449,850			$ 1,449,850
Number of Options, Exercisable (in Shares)		307,375			307,375
Weighted Average Exercise Price, Exercisable		$ 2.02			$ 2.02
Aggregate Intrinsic Value, Exercisable (in Dollars)	[1],[2]	$ 486,613			$ 486,613

[1]	Represents the excess of the fair value on the last day of the period (which was $3.60 as of March 31, 2023) over the exercise price, multiplied by the number of options.
[2]	Represents the excess of the fair value on the last day of period (which was $3.00 and $3.60 as of December 31, 2022 and March 31, 2023, respectively) over the exercise price, multiplied by the number of options.